Financial Result (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial income
interest on short-term investments	R$ 23,187	R$ 12,462	R$ 31,947
Sublease receivable	28,714	29,695	33,129
Other	8,397	29,914	9,446
Total financial income	60,298	72,071	74,522
Financial expenses
Interest on loans	(270,057)	(195,688)	(164,294)
Interest on lease	(1,438,825)	(732,723)	(606,076)
Interest on finance lease	(130,326)	(73,284)	(75,313)
Interest on factoring credit card receivables	(25,715)	(13,477)	(10,625)
Interest on provision for return of aircraft	(283,797)	(88,015)	(56,827)
Interest and fines on other operations	(225,082)	(129,954)	(79,822)
Share conversion right	(755,354)	0	0
Guarantee commission	(38,484)	(30,977)	(26,187)
Borrowing cost	(44,671)	(12,549)	(23,169)
Other	(57,630)	(52,857)	(52,515)
Total financial expenses	(3,269,941)	(1,329,524)	(1,094,828)
Derivative financial instruments, net	(1,452,116)	325,452	298,094
Foreign currency exchange, net	(4,302,540)	(391,905)	(1,306,063)
Financial result, net	R$ (8,964,299)	R$ (1,323,906)	R$ (2,028,275)